Warrants (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2018	May 02, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Nov. 24, 2015	Feb. 07, 2014	Jan. 03, 2014	Dec. 31, 2013
Dividend yield					$ 0
Stock compensation expense					$ 443,249	$ 142,500	$ 242,146	$ 230,833
Number of common stock issued	9,600,286
Warrant price per share									$ 0.625		$ 0.625	$ 0.625	$ 0.625
Number of common stock value issued							$ 60,000
Warrants to purchase an aggregate number of shares											6,276,960	3,321,600	14,446,777
Common stock par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Escrow account			$ 653,278		$ 653,278
Placement fees and expenses			$ 225,875	$ 124,769	$ 637,042	299,569
Investment Bankers [Member]
Common stock par value			$ 0.21		$ 0.21
Issuance of shares issued for services					315,010
October 5, 2018 [Member]
Amount reduced in placement fees and expenses					$ 113,616
Placement fees and expenses					539,662
Warrant [Member]
Stock compensation expense					0	$ 0	$ 0	$ 0
Cashless exercise of warrants	9,600,000
Warrant price per share									$ 0.625
Warrants to purchase an aggregate number of shares							392,047
Cash payments		$ 0.15
Proceeds from warrants issuances	$ 1,440,000				$ 1,440,043
Warrant Exercise [Member]
Number of common stock issued							233,217
Cashless exercise of warrants							298,000
Warrant price per share							$ 0.10
Aggregate fair market value of common stock withheld							64,783
Warrants to purchase an aggregate number of shares							298,000
Warrant Exercise One [Member]
Number of common stock issued							500,000
Cashless exercise of warrants							500,000
Warrant price per share							$ 0.08
Number of common stock value issued							$ 40,000
Warrants to purchase an aggregate number of shares							500,000